[redacted]

11008552

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
NOV 15 2011
Washington, DC 20549

November 15, 2011

CERT NYS
File No. 001-33708

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Philip Morris International Inc., 2.900% Notes due 2021 and 4.375% Notes due 2041, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2011. Tentative listing date – November 16, 2011.

Sincerely,